Auditor's remuneration	12 Months Ended
Dec. 31, 2024
Auditor's remuneration Abstract
Auditor's remuneration

36. Auditor’s remuneration

The statutory auditor’s fees for carrying out its mandate at group level amounted to €1,063.9 thousand in 2024 which includes audit services for an amount of €203.3 thousand related to the Alfasigma transaction and the Adaptimmune contract (2023: €1,124.0 thousand). Audit-related fees, which generally the auditor provides, amounted to €17.2 thousand in 2024 (2023: €20.2 thousand). Other fees related to non-audit services executed by the statutory auditor amounted to €88.9 thousand in 2024 (2023: €6.6 thousand) and related to ESG reporting. Other fees related to non-audit services executed by persons related to the statutory auditor amounted to nil in 2024 (2023: nil). Tax fees amounted to €49.5 thousand in 2024 (2023: €68.0 thousand) related to tax assistance relating to personal payroll taxes related to prior year filings. The Audit Committee and the Board of Directors are of the opinion that these non-audit services do not affect the independence of the statutory auditor in the performance of his audit. The abovementioned additional fees were fully approved by the Audit Committee in accordance with article 3:64 of the Belgian Code of Companies and Associations.